Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Current:
Hong Kong	—	—	—	—
PRC	—	14,234	9	1
	—	14,234	9	1
Deferred:
Hong Kong	—	(908,713)	907,664	116,851
PRC	—	—	18,830	2,424
	—	(908,713)	926,494	119,275
Income tax (benefits) expense	—	(894,479)	926,503	119,276

Schedule of HK Statutory Rates

The following table reconciles HK statutory rates to our effective tax rate:

	Years ended December 31,
	2022	2023	2024
Income tax rate in the Cayman Islands	0.0%	0.0%	0.0%
Income tax rate in the BVI	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Tax effect of different tax rate for operation in the PRC	(1.1)%	(0.5)%	(0.7)%
Effect of super deduction for research and development in the PRC	0.0%	5.5%	0.0%
Temporary difference not recognized	(8.8)%	(0.7)%	0.0%
Income not taxable	(8.8)%	0.3%	0.6%
Non-deductible expenses	2.2%	(0.2)%	(2.1)%
Tax losses not recognized*	—	—	(49.5)%
Effect of changes in valuation allowance	—	—	(18.2)%
Effective tax rate	0.0%	20.9%	(53.4)%

*	The tax losses not recognized represented by the tax loss position under Samfine Creation Holdings Group which is incorporated in Cayman Islands which is not subject to any income tax.

Schedule of Components of Deferred Tax Liabilities

Significant components of deferred tax liabilities were as follows:

Accelerated depreciation	HK$
As of December 31, 2023	—
Charged to consolidated statements of income during the year	156,926
As of December 31, 2024	156,926
As of December 31, 2024 (US$)	20,202

Schedule of Components of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	Net operating losses	Allowance for expected credit losses	Total
	HK$	HK$	HK$
As of January 1, 2023	1,505,185	226,489	1,731,674
Recognized in the statements of operations	908,713	—	908,713
As of December 31, 2023	2,413,898	226,489	2,640,387
Additions	315,355	-	315,355
Utilized during the year	(624,001)	(145,567)	(769,568)
Less: valuation allowance	(315,355)	-	(315,355)
As of December 31, 2024	1,789,897	80,922	1,870,819
As of December 31, 2024 (US$)	230,428	10,418	240,846